Segmented information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer 1 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	24.00%	20.00%
Customer 2 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	14.00%	11.00%
Customer 3 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	9.00%	10.00%
Customer 4 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	8.00%	9.00%
Customer 5 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	7.00%
Customer 6 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	6.00%